4. SMALL BUSINESS ASSOCIATION LOAN (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	May 01, 2010
Receivables [Abstract]
Periodic Interest Payment	$ 120
Variable Interest Rate			4.75%
Effective Interest Rate	7.75%	800.00%